Investments (Leverage Leases - Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Gains (Losses) From Tax Credits Guaranteed By Third Parties	$ (1)	$ (1)	$ 3
Leveraged Leases [Abstract]
Deferred income tax liability related to leveraged leases	$ 74	$ 76
Percentage of rental receivables performing	100.00%	100.00%
Minimum
Lessor Leasing Arrangements, Operating Leases, Term of Contract	1 year
Maximum
Lessor Leasing Arrangements, Operating Leases, Term of Contract	16 years